DEBENTURES, CONVERTIBLE BRIDGE NOTES, AND NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 28, 2020	Jul. 14, 2020	Apr. 14, 2020	Dec. 28, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								332,804
Gain (Loss) on Extinguishment of Debt							$ 238,260
Proceeds from Convertible Debt					$ 605,000		$ 605,000
Debt Instrument, Convertible, Conversion Price					$ 6.40		$ 6.40	$ 8.80
Loss on conversion of bridge notes and accrued interest							$ 744,505	$ 495,320
Change in fair value of convertible bridge notes.								$ (3,170,236)
Debt Instrument, Maturity Date					Dec. 31, 2023
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 19.52		$ 19.52	$ 8.80	$ 8.80
Notes Payable, Current					$ 532,400		$ 532,400
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.00%
Proceeds from Loans			$ 142,942
Debt Instrument, Maturity Date, Description			April 2022
Debt Instrument, Decrease, Forgiveness		$ 142,492
Warrant [Member]
Short-term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 24.00		$ 24.00
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					$ 5,000,000		$ 5,000,000
Convertable Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Unamortized Discount					72,600		72,600
Notes Payable, Current					532,400		532,400
Senior Secured Convertible Debentures [Member]
Short-term Debt [Line Items]
Convertible Debt					35,000		35,000	137,500
Debt Conversion, Converted Instrument, Amount	$ 27,500			$ 41,250
Debt Conversion, Converted Instrument, Shares Issued	8.80			3,125
Debenture [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 102,500
Debt Conversion, Converted Instrument, Shares Issued						12,927
Gain (Loss) on Extinguishment of Debt						$ 356,454
Debt, Current					35,000		35,000
Bridge Offering [Member] | In 2017 and 2018 [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt							2,801,908
Bridge Offering [Member] | In 2017 and 2018 [Member] | Three Directors [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount							156,368
Bridge Offering [Member] | In 2017 and 2018 [Member] | One Shareholder [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount							11,784
Follow-On Bridge Offering [Member] | Investors [Member]
Short-term Debt [Line Items]
Bridge Loan								2,900,000
Bridge Notes [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 4,378,488
Gain (Loss) on Extinguishment of Debt							744,205
Bridge Notes [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						165,692
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Fair Value Disclosure					$ 0		$ 0	3,598,000
Change in fair value of convertible bridge notes.								$ 3,170,236
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 8.00		$ 8.00